PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 548.0	$ 508.6
Business combinations	1.6
Additions	59.0	67.7	$ 76.3
Disposals	(48.4)	(20.0)
Reclassification within classes	0.0	0.0
Reclassification to intangible assets	(0.6)	(2.1)
Currency translation adjustments	3.8	(6.2)
Ending balance	563.4	548.0	508.6
Carrying amount	227.3	243.0
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(285.6)	(238.9)
Additions	(66.4)	(69.2)
Disposals	31.8	18.3
Reclassification within classes	0.0	0.0
Currency translation adjustments	(2.7)	4.2
Ending balance	(322.9)	(285.6)	(238.9)
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(19.4)	(4.8)
Disposals	10.3
Impairment	(4.1)	(14.6)
Ending balance	(13.2)	(19.4)	(4.8)
Buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	270.4	251.2
Business combinations	1.6
Additions	11.9	10.2
Disposals	(24.6)	(10.3)
Reclassification within classes	16.0	22.9
Reclassification to intangible assets	0.0	0.0
Currency translation adjustments	2.3	(3.6)
Ending balance	277.6	270.4	251.2
Carrying amount	118.7	120.8
Buildings and leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(138.1)	(115.9)
Additions	(30.6)	(33.4)
Disposals	14.9	9.3
Reclassification within classes	4.8	(0.6)
Currency translation adjustments	(1.6)	2.5
Ending balance	(150.6)	(138.1)	(115.9)
Buildings and leasehold improvements | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11.5)	(3.5)
Disposals	5.7
Impairment	(2.5)	(8.0)
Ending balance	(8.3)	(11.5)	(3.5)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	203.5	194.3
Business combinations	0.0
Additions	637.0	4.3
Disposals	(21.8)	(8.8)
Reclassification within classes	21.1	14.7
Reclassification to intangible assets	0.0	0.0
Currency translation adjustments	1.2	(1.0)
Ending balance	210.7	203.5	194.3
Carrying amount	72.0	80.1
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(115.8)	(97.1)
Additions	(28.2)	(28.8)
Disposals	15.5	8.2
Reclassification within classes	(4.8)	0.6
Currency translation adjustments	(0.9)	1.3
Ending balance	(134.2)	(115.8)	(97.1)
Furniture and fixtures | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7.6)	(1.3)
Disposals	4.5
Impairment	(1.4)	(6.3)
Ending balance	(4.5)	(7.6)	(1.3)
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47.6	38.9
Business combinations	0.0
Additions	6.3	6.4
Disposals	(1.8)	(0.7)
Reclassification within classes	1.5	5.5
Reclassification to intangible assets	0.0	(2.1)
Currency translation adjustments	0.3	(0.4)
Ending balance	53.9	47.6	38.9
Carrying amount	18.9	18.7
Computer hardware | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(28.6)	(23.0)
Additions	(7.1)	(6.6)
Disposals	1.3	0.6
Reclassification within classes	0.0	0.0
Currency translation adjustments	(0.2)	0.4
Ending balance	(34.6)	(28.6)	(23.0)
Computer hardware | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(0.3)	0.0
Disposals	0.1
Impairment	(0.2)	(0.3)
Ending balance	(0.4)	(0.3)	0.0
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4.4	4.1
Business combinations	0.0
Additions	0.6	0.5
Disposals	(0.2)	(0.2)
Reclassification within classes	0.0	0.0
Reclassification to intangible assets	0.0	0.0
Currency translation adjustments	0.0	0.0
Ending balance	4.8	4.4	4.1
Carrying amount	1.3	1.3
Vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3.1)	(2.9)
Additions	(0.5)	(0.4)
Disposals	0.1	0.2
Reclassification within classes	0.0	0.0
Currency translation adjustments	0.0	0.0
Ending balance	(3.5)	(3.1)	(2.9)
Vehicles | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0
Disposals	0.0
Impairment	0.0	0.0
Ending balance	0.0	0.0	0.0
Work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22.1	20.1
Business combinations	0.0
Additions	33.5	46.3
Disposals	0.0	0.0
Reclassification within classes	(38.6)	(43.1)
Reclassification to intangible assets	(0.6)	0.0
Currency translation adjustments	0.0	(1.2)
Ending balance	16.4	22.1	20.1
Carrying amount	16.4	22.1
Work in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0
Additions	0.0	0.0
Disposals	0.0	0.0
Reclassification within classes	0.0	0.0
Currency translation adjustments	0.0	0.0
Ending balance	0.0	0.0	0.0
Work in progress | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0
Disposals	0.0
Impairment	0.0	0.0
Ending balance	$ 0.0	$ 0.0	$ 0.0